American Funds® Global Balanced Fund Prospectus Supplement May 1, 2023 (for prospectus dated January 1, 2023, as supplemented to date)

1.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alfonso Barroso President	10 years	Partner – Capital Research Global Investors
Philip Chitty Senior Vice President	Less than 1 year	Partner – Capital Fixed Income Investors
Andrew A. Cormack Senior Vice President	4 years	Partner – Capital Fixed Income Investors
Bradford F. Freer Senior Vice President	3 years	Partner – Capital Research Global Investors
Winnie Kwan Senior Vice President	10 years	Partner – Capital Research Global Investors

2.	The table under the heading “The Capital SystemTM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Alfonso Barroso	Investment professional for 28 years, all with Capital Research and Management Company or affiliate	10 years	Serves as an equity/fixed income portfolio manager
Philip Chitty	Investment professional for 29 years in total; 19 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a fixed income portfolio manager

Andrew A. Cormack	Investment professional for 19 years in total; 4 years with Capital Research and Management Company or affiliate	4 years	Serves as a fixed income portfolio manager
Bradford F. Freer	Investment professional for 30 years in total; 29 years with Capital Research and Management Company or affiliate	3 years	Serves as an equity portfolio manager
Winnie Kwan	Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	10 years	Serves as an equity/fixed income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-538-0523P Printed in USA CGD/TM/10039-S93905

The New Economy Fund® Prospectus Supplement May 1, 2023 (for prospectus dated February 1, 2023, as supplemented to date)

The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the prospectus:

Paul Benjamin, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Paul serves as Senior Vice President of the fund and has 18 years of experience in total, all with Capital Research and Management Company or affiliate. He has less than one year of experience in managing the fund (plus 2 years of prior experience as an investment analyst for the fund).

Timothy D. Armour no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-540-0523O CGD/10039-S93915

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY

Statement of Additional Information Supplement May 1, 2023

For the following funds with statements of additional information dated January 1, 2023 – February 1, 2023:

American Funds® Global Balanced Fund The New Economy Fund®

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for American Funds Global Balanced Fund is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Alfonso Barroso	Over $1,000,000	5	$197.1	5	$1.87	None
Philip Chitty	None	5	$144.4	4	$2.33	1	$0.93
Andrew A. Cormack	$100,001 – $500,000	3	$10.5	3	$2.16	1	$0.92
Bradford F. Freer	$500,001 – $1,000,000	5	$108.2	1	$0.39	None
Winnie Kwan	$100,001 – $500,000	5	$144.4	3	$1.13	1	$0.05

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for The New Economy Fund is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Mathews Cherian	Over $1,000,000	1	$110.9	3	$1.51	None
Harold H. La	Over $1,000,000	3	$203.3	4	$3.65	1	$0.05
Paul Benjamin	$500,001 – $1,000,000	4	$335.6	5	$4.08	None
Tomoko Fortune	Over $1,000,000	None		2	$0.78	None
Caroline Jones	Over $1,000,000	None		2	$0.78	None
Reed Lowenstein	Over $1,000,000	None		2	$0.78	None
Lara Pellini	$100,001 – $500,000	3	$246.1	5	$4.69	None
Richmond Wolf	Over $1,000,000	None		2	$0.78	None

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-539-0523O CGD/10149-S93907